Restatement of the Consolidated Statements of Cash Flows	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Restatement of the Consolidated Statements of Cash Flows
NOTE 22. RESTATEMENT OF THE INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
T
he Company has determined that during the first quarter of 2022 and 2021, certain non-cash
items were reflected as transfers between Operating, Investing, and Financing cash flows. These non-cash
items should not be reflected as part of the cash flow statement and the Statements of Cash Flows and related disclosures have been adjusted to remove the non-cash
items. The Company has also identified certain cash flow items requiring reclassification between cash flow categories. For the three months ended March 31, 2022, these adjustments resulted in a decrease to Operating cash flows of
$25.3
million, and an increase to Investing and Financing cash flows of
$20.1 million and $6.6
million respectively. For the three months ended March 31, 2021, the adjustments resulted in a decrease to Operating and Investing cash flows of
$1.4 million and $1.9
million, respectively, and
an increase in the Financing cash flows of $3.7
million. The adjustments do not change the Company’s overall cash position, nor does it impact the Statement of Financial Position, the Statement of Earnings, or earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) calculations.

	Three months ended March 31, 2022
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(369)	$—	$(369)
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	—	21,890
Equity (earnings) loss from associate and joint venture	(284)	—	(284)
Deferred income taxes (Note 11)	258	—	258
Share-based compensation expense (Note 13)	4,049	—	4,049

	25,544	—	25,544
Net change in non-cash working capital and other (Note 16)	(22,919)	(25,337)	(48,256)

Cash provided by (used in) operating activities	$2,625	$(25,337)	$(22,712)

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(899)	$—	$(899)
Rental equipment (Note 4)	(2,540)	—	(2,540)
Proceeds on disposal of:
Rental equipment (Note 4)	80	(80)	—
Change in other assets	(33,595)	33,595	—
Net change in working capital associated with investing activities	—	(13,446)	(13,446)

Cash used in investing activities	$(36,954)	$20,069	$(16,885)

	Three months ended March 31, 2022
($ Canadian thousands)	As previously reported	Re-statement	As restated
Financing Activities
Proceeds from long-term debt (Note 9)	$7,399	$(7,399)	$—
Net proceeds from the Bank Facility (Note 9)	—	15,860	15,860
Net repayment of the Asset-Based Facility (Note 9)	—	(4,577)	(4,577)
Lease liability principal repayment (Note 10)	(3,513)	—	(3,513)
Lease interest (Note 10)	(695)	695	—
Dividends paid	(2,242)	—	(2,242)
Stock option exercises (Note 13)	12	—	12
Debt refinancing and transaction costs	(6,203)	2,048	(4,155)

Cash provided by (used in) financing activities	$(5,242)	$6,627	$1,385

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$27	$(1,359)	$(1,332)
Increase (decrease) in cash and cash equivalents	(39,544)	—	(39,544)
Cash and cash equivalents, beginning of period	172,758	—	172,758

Cash and cash equivalents, end of period	$133,214	$—	$133,214

	Three months ended March 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$3,003	$—	$3,003
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,072	—	21,072
Equity (earnings) loss from associate and joint venture	412	—	412
Deferred income taxes (Note 11)	(4,520)	—	(4,520)
Share-based compensation expense (Note 13)	5,267	—	5,267
(Gain) loss on disposal of property, plant and equipment (Note 4)	25	—	25

	25,259	—	25,259
Net change in non-cash working capital and other (Note 16)	34,692	(1,374)	33,318

Cash provided by operating activities	$59,951	$(1,374)	$58,577

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(1,319)	$—	$(1,319)
Rental equipment (Note 4)	(11,329)	—	(11,329)
Proceeds on disposal of:
Rental equipment (Note 4)	528	341	869
Change in other assets	1,441	(1,441)	—
Net change in working capital associated with investing activities	—	(791)	(791)

Cash used in investing activities	$(10,679)	$(1,891)	$(12,570)

	Three months ended March 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Financing Activities
Proceeds from (repayment of) long-term debt (Note 9)	$(27,823)	$27,823	$—
Net repayment of the Bank Facility (Note 9)	—	(24,759)	(24,759)
Lease liability principal repayment (Note 10)	(3,336)	—	(3,336)
Lease interest (Note 10)	(793)	793	—
Dividends paid	(1,793)	—	(1,793)
Debt refinancing and transaction costs	—	(155)	(155)

Cash used in financing activities	$(33,745)	$3,702	$(30,043)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(561)	$(437)	$(998)
Increase (decrease) in cash and cash equivalents	14,966	—	14,966
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$110,642	$—	$110,642

NOTE 36. RESTATEMENT OF THE CONSOLIDATED STATEMENTS OF CASH FLOWS
The Company has determined that certain
non-cash
items were reflected as transfers between Operating, Investing, and Financing cash flows. These non-cash
items should not be reflected as part of the cash flow statement and the Statements of Cash Flows and related disclosures have been adjusted to remove the non-cash
items. For the year ended December 31, 2021, this adjustment results in a decrease in Operating cash flows of $17.0 million, with Investing and Financing cash flows increasing by $14.7 million and $3.4 million, respectively. For the year ended December 31, 2020, the adjustment resulted in an increase in Operating and Financing cash flows of
$27.1 million and $4.7
million, respectively, with a decrease in Investing cash flows of
$32.7 million. For the year ended December 31, 2019, the adjustment resulted in an increase in Operating and Financing cash flows of $12.8 million and $16.7 million, respectively, with a decrease in Investing cash flows of
$27.0
 million. The adjustments do not change the Company’s overall cash position, nor does it impact the Statement of Financial Position, the Statement of Earnings, or earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) calculations.

		Year ended December 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(18,455)	$—	$(18,455)
Items not requiring cash and cash equivalents:
Depreciation and amortization	87,622	—	87,622
Equity earnings from associate and joint venture	(671)	—	(671)
Deferred income taxes (Note 20)	43,422	—	43,422
Share-based compensation expense (Note 24)	12,937	—	12,937
Gain on disposal of property, plant and equipment (Note 9)	(135)	—	(135)
Impairment on PP&E and rental equipment (Note 9)	—	537	537

	124,720	537	125,257
Net change in non-cash working capital and other (Note 30)	100,435	(17,498)	82,937

Cash provided by operating activities	$225,155	$(16,961)	$208,194

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(5,154)	$—	$(5,154)
Rental equipment (Note 9)	(52,187)	—	(52,187)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	220	—	220
Rental equipment (Note 9)	3,692	978	4,670
Change in other assets	(10,101)	10,101	—
Investment in associates and joint ventures	—	(130)	(130)
Net change in working capital associated with investing activities	—	3,720	3,720

Cash used in investing activities	$(63,530)	$14,669	$(48,861)

Financing Activities
Repayment of long-term debt (Note 18 )	$(59,476)	$59,476	$—
Net repayment of the Bank Facility (Note 18 )	—	(53,891)	(53,891)
Net proceeds from the Asset-Based Facility (Note 18 )	—	36,916	36,916
Repayment of the Senior Notes (Note 18 )	—	(40,000)	(40,000)
Lease liability principal repayment (Note 19)	(14,215)	—	(14,215)
Lease interest (Note 19)	(3,029)	3,029	—
Dividends	(7,171)	—	(7,171)
Debt refinancing and transaction costs (Note 30)	—	(2,095)	(2,095)

Cash provided by (used in) financing activities	$(83,891)	$3,435	$(80,456)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(652)	$(1,143)	$(1,795)
Increase (decrease) in cash and cash equivalents	77,082	—	77,082
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$172,758	$—	$172,758

		Year ended December 31, 2020
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$88,257	$—	$88,257
Items not requiring cash and cash equivalents:
Depreciation and amortization	85,265	—	85,265
Equity earnings from associate and joint venture	(1,995)	—	(1,995)
Deferred income taxes (Note 20)	14,174	—	14,174
Share-based compensation expense (Note 24)	1,816	—	1,816
Gain on disposal of property, plant and equipment (Note 9)	(45)	—	(45)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	2,607	2,607

	187,472	2,607	190,079
Net change in non-cash working capital and other (Note 30)	32,776	24,454	57,230

Cash provided by operating activities	$220,248	$27,061	$247,309

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(9,874)	$—	$(9,874)
Rental equipment (Note 9)	(123,879)	—	(123,879)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	115	—	115
Rental equipment (Note 9)	3,121	1,471	4,592
Change in other assets	(7,242)	7,242	—
Investment in associates and joint ventures	—	(1,939)	(1,939)
Net change in working capital associated with investing activities	—	(39,512)	(39,512)

Cash used in investing activities	$(137,759)	$(32,738)	$(170,497)

Financing Activities
Repayment of long-term debt (Note 18 )	$(41,697)	$41,697	$—
Net repayment of the Bank Facility (Note 18 )	—	(40,081)	(40,081)
Lease liability principal repayment (Note 19)	(12,770)	—	(12,770)
Lease interest (Note 19)	(3,371)	3,371	—
Dividends	(24,212)	—	(24,212)
Debt refinancing and transaction costs (Note 30)	—	(258)	(258)

Cash provided by (used in) financing activities	$(82,050)	$4,729	$(77,321)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(1,018)	$948	$(70)
Increase (decrease) in cash and cash equivalents	(579)	—	(579)
Cash and cash equivalents, beginning of period	96,255	—	96,255

Cash and cash equivalents, end of period	$95,676	$—	$95,676

		Year ended December 31, 2019
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$152,128	$—	$152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	86,559	—	86,559
Equity earnings from associate and joint venture	(1,692)	—	(1,692)
Deferred income taxes (Note 20)	31,476	—	31,476
Share-based compensation expense (Note 24)	7,749	—	7,749
Gain on disposal of property, plant and equipment (Note 9)	(302)	—	(302)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	26,414	26,414

	275,918	26,414	302,332
Net change in non-cash working capital and other (Note 30)	(221,749)	(13,662)	(235,411)

Cash provided by operating activities	$54,169	$12,752	$66,921

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(46,322)	$—	$(46,322)
Rental equipment (Note 9)	(217,068)	—	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	9,205	—	9,205
Rental equipment (Note 9)	4,454	1,988	6,442
Change in other assets	26,911	(26,911)	—
Investment in associates and joint ventures	—	(3,630)	(3,630)
Net change in working capital associated with investing activities	—	1,542	1,542

Cash used in investing activities	$(222,820)	$(27,011)	$(249,831)

Financing Activities
Repayment of long-term debt (Note 18 )	$(15,748)	$15,748	$—
Net repayment of the Bank Facility (Note 18 )	—	(812)	(812)
Lease liability principal repayment (Note 19)	(12,551)	—	(12,551)
Lease interest (Note 19)	(2,586)	2,586	—
Dividends	(37,548)	—	(37,548)
Stock option exercises	7,453	—	7,453
Debt refinancing and transaction costs (Note 30)	—	(780)	(780)

Cash used in financing activities	$(60,980)	$16,742	$(44,238)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(978)	$(2,483)	$(3,461)
Increase (decrease) in cash and cash equivalents	(230,609)	—	(230,609)
Cash and cash equivalents, beginning of period	326,864	—	326,864

Cash and cash equivalents, end of period	$96,255	$—	$96,255